Cash and Cash Equivalents (Details) - 12 months ended Dec. 31, 2020	PEN (S/)	USD ($)
Disclosure of cash and cash equivalents [text block] [Abstract]
Description of short term deposit	These short-term deposits are comprising the amounts of S/241,000,000, with annual interest rate between 0.01% and 2.80%, and US$12,500,000 with an annual interest rate of 0.05%.
Amount of short term deposits	S/ 241,000,000	$ 12,500,000